Statements of Changes in Members' Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement of Changes in Members' Equity [Abstract]
Partners' Capital Account, Units, Sale of Units		0.0075
Stock Issued During Period, Shares, Share-based Compensation, Gross	120